Document and Entity Information	Aug. 23, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 23, 2021
Entity Registrant Name	Locust Walk Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	200 Clarendon Street, 51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	415
Local Phone Number	697-0763
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828522
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A Common Stock
Trading Symbol	LWACW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one- third of one Warr
Trading Symbol	LWACU
Security Exchange Name	NASDAQ
Class A And Class B Non Redeemable Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LWAC
Security Exchange Name	NASDAQ